CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net income	$ 1,927,195	$ 2,471,757
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	603,745	(920,145)
COMPREHENSIVE INCOME	2,530,940	1,551,612
Parent company | Reportable legal entity
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	1,927,195	2,471,757
Net income	1,927,195	2,471,757
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	603,745	(920,145)
COMPREHENSIVE INCOME	$ 2,530,940	$ 1,551,612